UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05207

ALLIANCEBERNSTEIN INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Mark R. Manley

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: December 31, 2007

Date of reporting period: March 31, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS.

2

AllianceBernstein Income Fund

PORTFOLIO OF INVESTMENTS

March 31, 2007 (unaudited)

		Principal Amount (000)	U.S.$ Value
U.S. TREASURIES–58.5%
United States Treasury Bonds
5.375%, 2/15/31(a)(b)	U.S.$	1,961	$2,090,610
6.625%, 2/15/27(a)(b)		73,570	89,238,129
7.25%, 5/15/16(a)(b)		21,695	25,812,820
8.75%, 5/15/17(a)(b)		8,075	10,674,770
11.25%, 2/15/15(a)(c)		168,000	240,528,792
12.00%, 8/15/13(a)(b)(c)		82,000	89,812,386
12.50%, 8/15/14(a)(c)		70,300	82,786,475
13.25%, 5/15/14(a)(b)		150,000	176,015,700
United States Treasury Notes
3.50%, 11/15/09(a)(b)(c)		10,854	10,572,046
4.00%, 2/15/15(a)(b)		179	171,602
4.125%, 8/15/08–5/15/15(a)(b)		3,074	3,019,931
4.25%, 11/15/13–8/15/14(a)(b)		427	418,680
4.375%, 8/15/12(a)(b)		700	695,598
4.50%, 2/15/16(a)(b)		598	591,927
4.625%, 11/15/16(a)(c)		15,966	15,919,220
4.75%, 5/15/14(a)(c)		60,280	60,823,906
4.875%, 5/31/08–8/15/16(a)(b)(c)		81,250	82,446,136
5.125%, 5/15/16(a)(c)		12,000	12,407,340
United States Treasury Strips
Zero Coupon, 5/15/17–11/15/21(a)(b)(c)		545,350	299,268,161

Total U.S. Treasuries
(cost $1,251,358,141)			1,203,294,229

MORTGAGE PASS-THRUS–37.5%
FIXED RATE 30-YEAR–25.3%
Federal Home Loan Mortgage Corp.
6.00%, 9/01/36(a)(b)		91,160	91,894,206
7.00%, 2/01/37(a)(b)		27,075	27,914,238
Federal National Mortgage Association
5.00%, 12/01/36–1/01/37(a)(b)		17,778	17,176,299
5.50%, 1/01/36–8/01/36(a)(b)		121,136	119,982,325
6.50%, TBA		53,630	54,702,600
7.50%, 11/01/29(a)(b)		133	139,158
8.00%, 6/01/28(a)(b)		110	115,814
Government National Mortgage Association
5.50%, 7/15/33–12/15/36(a)(b)		209,859	208,634,009
6.50%, 2/15/29(a)(b)		114	117,577

			520,676,226

1 • ALLIANCEBERNSTEIN INCOME FUND

		Principal Amount (000)	U.S.$ Value
AGENCY ARMS–12.2%
Federal Home Loan Mortgage Corp.
4.208%, 4/01/35(a)(b)(d)	U.S.$	7,123	$7,051,903
4.233%, 10/01/35(a)(b)(d)		2,377	2,383,560
4.575%, 4/01/35(a)(b)(d)		1,730	1,727,026
4.669%, 6/01/35(a)(b)(d)		3,522	3,522,164
5.79%, 12/01/36(a)(b)(d)		13,688	13,843,856
5.805%, 2/01/37(a)(b)(d)		12,129	12,225,787
5.809%, 2/01/37(a)(b)(d)		24,709	24,923,716
5.825%, 3/01/37(a)(b)(d)		25,006	25,237,808
5.894%, 1/01/37(a)(b)(d)		50,724	51,168,863
5.979%, 3/01/37(a)(d)		15,480	15,696,895
6.134%, 8/01/36(a)(b)(d)		50,000	50,481,000
Federal National Mortgage Association
4.103%, 11/01/34(a)(b)(d)		2,371	2,389,472
4.177%, 9/01/35(a)(b)(d)		1,343	1,346,238
4.41%, 8/01/34(a)(b)(d)		2,193	2,206,219
4.464%, 1/01/36(a)(b)(d)		1,997	2,002,615
4.699%, 5/01/35(a)(b)(d)		2,336	2,334,412
4.803%, 7/01/35(a)(b)(d)		4,869	4,868,939
4.825%, 7/01/35(a)(b)(d)		2,075	2,074,543
5.867%, 11/01/36(a)(b)(d)		20,824	21,038,455
6.897%, 1/01/36(a)(b)(d)		3,398	3,478,501

			250,001,972

Total Mortgage Pass-Thrus
(cost $768,821,270)			770,678,198

EMERGING MARKETS—NON-INVESTMENT GRADE–21.9%
CORPORATES–0.2%
Financial Institutions–0.0%
Banking–0.0%
Banco BMG S.A.
9.15%, 1/15/16(a)(e)		400	430,000

Finance–0.0%
Iirsa Norte Finance, Ltd.
8.75%, 5/30/24(a)(e)		317	372,392

			802,392

Industrial–0.1%
Communications—Media–0.0%
Gallery Capital
10.125%, 5/15/13(a)(e)		315	305,550

ALLIANCEBERNSTEIN INCOME FUND • 2

		Principal Amount (000)	U.S.$ Value
Communications - Telecommunication–0.1%
Mobile Telesystems Finance S.A.
9.75%, 1/30/08(a)(e)	U.S.$	460	$473,570

Consumer Non-Cyclical–0.0%
Foodcorp, Ltd.
8.875%, 6/15/12(a)(e)	EUR	194	276,000

			1,055,120

Non Corporate Sectors–0.1%
Sovereign–0.1%
Alpha Bond Issuance PLC for OJC
8.625%, 12/09/15(a)	U.S.$	300	299,913
Republic of El Salvador
7.625%, 9/21/34(a)(e)		527	607,368

			907,281

			907,281

			2,764,793

SOVEREIGNS–21.7%
Argentina–1.6%
Republic of Argentina
Zero coupon, 12/15/35(a)	ARS	4,423	168,180
0.63%, 12/31/38(a)		1,285	234,545
5.475%, 8/03/12FRN(a)	U.S.$	15,584	14,773,349
5.83%, 12/31/33(a)	ARS	1,500	703,238
7.00%, 3/28/11(a)	U.S.$	365	361,837
7.82%, 12/31/33(a)	EUR	7,161	9,829,575
8.28%, 12/31/33(a)(c)	U.S.$	6,480	7,549,075

			33,619,799

Brazil–9.3%
Brazilian Real Structured Notes
Zero coupon, 1/05/10(a)(e)	BRL	94,475	33,856,099
Republic of Brazil
6.00%, 1/17/17(a)	U.S.$	1,038	1,048,380
7.125%, 1/20/37(a)		6,969	7,658,931
8.00%, 1/15/18(a)		1,144	1,291,576
8.25%, 1/20/34(a)		6,728	8,420,092
8.875%, 10/14/19–4/15/24(a)		10,161	12,926,016
10.25%, 1/10/28(a)	BRL	5,863	2,831,474
11.00%, 8/17/40(a)	U.S.$	271	365,172
12.50%, 1/05/16–1/05/22(a)	BRL	219,218	123,232,329

			191,630,069

Columbia–0.2%
Republic of Colombia

3 • ALLIANCEBERNSTEIN INCOME FUND

		Principal Amount (000)	U.S.$ Value
7.375%, 9/18/37(a)	U.S.$	748	$813,824
8.125%, 5/21/24(a)		400	466,000
10.75%, 1/15/13(a)		314	389,046
11.75%, 2/25/20(a)		1,232	1,804,880

			3,473,750

Costa Rica–0.0%
Costa Rican Colon Structured Notes
Zero coupon, 1/10/08(a)(e)	CRC	198,829	361,507
Republic of Costa Rica
8.05%, 1/31/13(a)(e)	U.S.$	220	241,120
8.11%, 2/01/12(a)(e)		202	217,958

			820,585

Dominican Republic–0.1%
Dominican Peso Structured Notes
Zero Coupon, 6/11/07–4/11/08(a)(e)	DOP	27,342	734,102
Dominican Republic
8.625%, 4/20/27(a)(e)	U.S.$	406	466,900

			1,201,002

El Salvador–0.0%
Republic of El Salvador
7.65%, 6/15/35(a)(e)		231	263,918

Indonesia–0.7%
Indonesian Rupiah Structured Notes
11.00%, 10/15/14–11/18/20(a)(e)	IDR	8,594,537	1,001,614
12.90%, 6/17/22(a)(e)		2,102,200	270,457
14.25%, 6/19/13(a)(e)		80,000,000	10,692,921
Republic of Indonesia
6.625%, 2/17/37(a)(e)	U.S.$	500	492,500
6.75%, 3/10/14(a)(e)		565	587,600
6.875%, 3/09/17(a)(e)		269	283,187
7.25%, 4/20/15(a)(e)		362	389,150
8.50%, 10/12/35(a)(e)		501	612,996

			14,330,425

Jamaica–0.0%
Government of Jamaica
9.25%, 10/17/25(a)		104	119,080
10.625%, 6/20/17(a)		207	251,505

			370,585

Lebanon–0.1%
Lebanese Republic
7.875%, 5/20/11(a)(e)		420	412,230
10.125%, 8/06/08(a)(e)		875	889,875

ALLIANCEBERNSTEIN INCOME FUND • 4

		Principal Amount (000)	U.S.$ Value
11.625%, 5/11/16(a)(e)	U.S.$	120	$141,000

			1,443,105

Panama–0.2%
Republic of Panama
6.70%, 1/26/36(a)		654	678,525
7.125%, 1/29/26(a)		1,133	1,223,640
7.25%, 3/15/15(a)		142	153,715
8.875%, 9/30/27(a)		656	835,744
9.375%, 7/23/12–4/01/29(a)		1,670	2,118,277

			5,009,901

Peru–0.5%
Republic of Peru
7.35%, 7/21/25(a)		1,632	1,856,400
8.375%, 5/03/16(a)		4,454	5,289,125
8.75%, 11/21/33(a)		2,669	3,509,735
9.875%, 2/06/15(a)		246	312,789

			10,968,049

Philippines–1.5%
Republic of Philippines
7.50%, 9/25/24(a)		855	939,431
7.75%, 1/14/31(a)		4,441	5,007,227
8.00%, 1/15/16(a)		292	328,938
8.25%, 1/15/14(a)		1,113	1,248,230
8.375%, 2/15/11(a)		84	91,686
8.875%, 3/17/15(a)		2,203	2,583,018
9.00%, 2/15/13(a)		266	306,299
9.50%, 10/21/24–2/02/30(a)		4,855	6,438,962
9.875%, 1/15/19(a)		1,087	1,401,143
10.625%, 3/16/25(a)		8,768	12,428,640

			30,773,574

Turkey–6.0%
Republic of Turkey
6.875%, 3/17/36(a)		1,073	1,026,056
7.00%, 6/05/20(a)		1,430	1,439,295
7.375%, 2/05/25(a)		1,938	1,986,450
8.00%, 2/14/34(a)		150	163,313
9.50%, 1/15/14(a)		740	859,732
11.00%, 1/14/13(a)		2,090	2,555,025
11.50%, 1/23/12(a)		1,145	1,395,755
11.75%, 6/15/10(a)		623	730,468
Turkey Government Bond
Zero coupon, 7/16/08–11/26/08(a)	TRY	108,983	61,329,493

5 • ALLIANCEBERNSTEIN INCOME FUND

		Principal Amount (000)	U.S.$ Value
Turkish Lira Structured Notes
Zero coupon, 6/28/07(a)(e)	TRY	75,196	$52,036,704

			123,522,291

Ukraine–0.1%
Government of Ukraine
6.58%, 11/21/16(a)(e)	U.S.$	453	459,342
7.65%, 6/11/13(a)(e)		438	474,792

			934,134

Uruguay–0.4%
Republic of Uruguay
7.625%, 3/21/36(a)		185	205,110
7.875%, 1/15/33PIK(a)		432	488,370
8.00%, 11/18/22(a)		5,240	5,947,394
9.25%, 5/17/17(a)		739	905,275

			7,546,149

Venezuela–1.0%
Republic of Venezuela
5.75%, 2/26/16(a)		2,034	1,909,926
6.00%, 12/09/20(a)		170	156,655
6.36%, 4/20/11FRN(a)(d)(e)		420	415,716
7.00%, 12/01/18(a)(e)		3,114	3,157,596
7.65%, 4/21/25(a)		400	421,000
8.50%, 10/08/14(a)		689	761,345
9.25%, 9/15/27(a)		6,098	7,616,402
10.75%, 9/19/13(a)		4,661	5,663,115
13.625%, 8/15/18(a)		637	937,345

			21,039,100

			446,946,436

Total Emerging Markets—Non-Investment Grade
(cost $400,020,678)			449,711,229

NON-US DOLLAR–6.5%
GOVERNMENT-RELATED—SOVEREIGNS–6.2%
Australia–0.1%
Australia (Commonwealth of)
5.25%, 8/15/10(a)	AUD	980	771,371

Columbia–1.4%
Republic of Colombia
11.75%, 3/01/10(a)	COP	28,304,000	13,659,011

ALLIANCEBERNSTEIN INCOME FUND • 6

		Principal Amount (000)	U.S.$ Value
12.00%, 10/22/15(a)	COP	28,545,000	$15,111,413

			28,770,424

Japan–0.0%
Japan (Government of)
1.40%, 3/20/12(a)	JPY	42,050	360,423

Mexico–2.6%
Mexico
8.00%, 12/07/23(a)	MXN	18,624	1,745,625
10.00%, 12/05/24(a)		424,225	47,244,755
United Mexican States
8.00%, 12/24/08(a)		3,550	325,147
9.00%, 12/20/12(a)		39,749	3,863,908

			53,179,435

Peru–0.2%
Peru Bono Soberano
7.84%, 8/12/20(a)	PEN	1,350	490,361
8.20%, 8/12/26(a)		2,039	776,069
8.60%, 8/12/17(a)		7,450	2,776,386
9.91%, 5/05/15(a)		1,600	634,128

			4,676,944

Poland–0.0%
Poland Government Bond
5.00%, 10/24/13(a)	PLN	875	300,018

South Africa–0.7%
Republic of South Africa
13.00%, 8/31/10(a)	ZAR	95,000	14,926,046

Spain–0.0%
Kingdom of Spain
5.25%, 4/06/29(a)	GBP	109	222,701

United Kingdom–1.2%
United Kingdom Gilt
4.00%, 3/07/09(a)		8,666	16,614,257
4.25%, 3/07/11–12/07/55(a)		2,735	5,274,908
4.75%, 6/07/10–3/07/20(a)		739	1,439,316
5.00%, 3/07/25(a)		229	466,566

			23,795,047

			127,002,409

GOVERNMENT-RELATED—SUPRANATIONALS–0.2%
European Investment Bank
Zero coupon, 9/12/08(a)(e)	BRL	11,103	4,605,055

7 • ALLIANCEBERNSTEIN INCOME FUND

		Principal Amount (000)	U.S.$ Value
Inter-American Development Bank
9.75%, 5/15/15(a)	GBP	56	$142,123

			4,747,178

INFLATION-LINKED SECURITIES–0.1%
Republic of Uruguay
5.00%, 9/14/18(a)	UYU	12,700	578,588
Unibanco (Cayman)
8.70%, 2/11/10(a)(e)	BRL	4,290	2,040,576

			2,619,164

Total Non-US Dollar
(cost $128,000,724)			134,368,751

CORPORATES—NON-INVESTMENT GRADE–5.9%
CORPORATES–5.9%
Financial Institutions–0.3%
Banking–0.1%
ALB Finance BV
9.25%, 9/25/13(a)(e)	U.S.$	376	365,303
Kazkommerts International BV
8.50%, 4/16/13(a)(e)		325	342,836
Russian Standard Finance S.A.
7.50%, 10/07/10(a)(e)		386	369,703

			1,077,842

Insurance–0.2%
Fairfax Financial Holdings, Ltd.
8.30%, 4/15/26(a)*		5,000	4,887,500

			5,965,342

Industrial–5.6%
Basic Industry–0.4%
AK Steel Corp.
7.875%, 2/15/09(a)		5,175	5,175,000
Citigroup (JSC Severstal)
9.25%, 4/19/14(a)(e)		230	248,980
Cognis GmbH
9.50%, 5/15/14(a)(e)	EUR	5	7,247
Evraz Group S.A.
8.25%, 11/10/15(a)(e)	U.S.$	489	501,958
Freeport-McMoran Copper & Gold, Inc.
10.125%, 2/01/10(a)		500	526,250
Georgia Gulf Corp.
10.75%, 10/15/16(a)(e)*		250	240,000

ALLIANCEBERNSTEIN INCOME FUND • 8

		Principal Amount (000)	U.S.$ Value
Quality Distribution LLC
9.00%, 11/15/10(a)	U.S.$	1,875	$1,800,000

			8,499,435

Capital Goods–0.5%
Associated Materials, Inc.
11.25%, 3/01/14(a)(f)		13,045	9,164,113
Covalence Specialty Materials
10.25%, 3/01/16(a)(e)		150	150,000
Yioula Glassworks S.A.
9.00%, 12/01/15(a)(e)	EUR	253	349,799

			9,663,912

Communications—Media–1.6%
Antenna TV S.A.
7.25%, 2/15/15(a)(e)		10	12,490
C&M Finance, Ltd.
8.10%, 2/01/16(a)(e)	U.S.$	1,690	1,774,500
CCH I Holdings, LLC
11.00%, 10/01/15(a)		4,009	4,159,337
11.75%, 5/15/14(a)*		11,000	10,532,500
Clear Channel Communications, Inc.
5.75%, 1/15/13(a)		220	206,288
Intelsat Bermuda, Ltd.
11.25%, 6/15/16(a)(e)		3,300	3,745,500
Paxson Comm
11.61%, 1/15/13(a)(d)(e)		6,400	6,672,000
Rainbow National Services LLC
10.375%, 9/01/14(a)(e)		2,700	3,020,625
RH Donnelley Corp.
6.875%, 1/15/13(a)		9	8,753
Sirius Satellite Radio, Inc.
9.625%, 8/01/13(a)		1,650	1,656,188
XM Satellite Radio, Inc.
9.75%, 5/01/14(a)*		1,650	1,664,437

			33,452,618

Communications—Telecommunications–0.8%
Centennial Communications Corp.
10.00%, 1/01/13(a)		1,700	1,833,875
Digicel, Ltd.
9.25%, 9/01/12(a)(e)		465	490,575
Inmarsat Finance PLC
10.375%, 11/15/12(a)(f)		6,475	6,118,875
Kyivstar
7.75%, 4/27/12(a)(e)		100	104,107
10.375%, 8/17/09(a)(e)		200	215,400

9 • ALLIANCEBERNSTEIN INCOME FUND

		Principal Amount (000)	U.S.$ Value
Rural Cellular Corp.
9.75%, 1/15/10(a)*	U.S.$	4,800	$4,944,000
Terrestar Networks, Inc.
15.00%, 2/15/14(a)(e)*		2,245	2,166,425

			15,873,257

Consumer Cyclical—Automotive–1.0%
Ford Motor Credit Co.
4.95%, 1/15/08(a)		152	150,180
6.625%, 6/16/08(a)		454	452,568
7.00%, 10/01/13(a)		2,350	2,184,529
General Motors Acceptance Corp.
6.75%, 12/01/14(a)*		10,000	9,830,920
6.875%, 9/15/11(a)		3,960	3,963,837
8.00%, 11/01/31(a)*		4,000	4,288,576

			20,870,610

Consumer Cyclical—Other–0.4%
Broder Brothers Co.
11.25%, 10/15/10(a)		1,100	1,122,000
French Lick Resorts & Casino
10.75%, 4/15/14(a)(e)		150	126,000
NCL Corp.
10.625%, 7/15/14(a)		4,120	4,078,800
Six Flags, Inc.
9.625%, 6/01/14(a)*		1,675	1,574,500
William Lyon Homes, Inc.
10.75%, 4/01/13(a)		2,000	1,930,000

			8,831,300

Consumer Cyclical—Retailer–0.1%
Burlington Coat Factory Warehouse Corp.
11.125%, 4/15/14(a)*		1,600	1,632,000

Consumer Non-Cyclical–0.3%
Chaoda Modern Agriculture
7.75%, 2/08/10(a)(e)		505	511,312
Dole Food Co.
8.875%, 3/15/11(a)*		1,150	1,135,625
Select Medical Corp.
7.625%, 2/01/15(a)		250	225,000
11.175%, 9/15/15FRN(a)*		5,000	4,800,000

			6,671,937

Other Industrial–0.1%
Central European Distribution Corp.
8.00%, 7/25/12(a)(e)	EUR	70	101,748

ALLIANCEBERNSTEIN INCOME FUND • 10

		Principal Amount (000)	U.S.$ Value
Heckler & Koch GmbH
9.25%, 7/15/11(a)(e)	EUR	5	$6,829
RBS Global & Rexnord Corp.
11.75%, 8/01/16(a)*	U.S.$	2,150	2,316,625

			2,425,202

Services–0.1%
Noble Group, Ltd.
6.625%, 3/17/15(a)(e)		560	525,913
West Corp.
11.00%, 10/15/16(a)(e)		150	158,250

			684,163

Technology–0.0%
Freescale Semiconductor, Inc.
10.125%, 12/15/16(a)(e)*		300	300,750

Transportation—Services–0.3%
Hertz Corp.
10.50%, 1/01/16(a)*		5,000	5,700,000

			114,605,184

Utilities–0.0%
Electric–0.0%
Ipalco Enterprises, Inc.
8.375%, 11/14/08(a)		100	103,250
NRG Energy, Inc.
7.25%, 2/01/14(a)		5	5,125
7.375%, 2/01/16(a)		15	15,413

			123,788

			123,788

Total Corporates—Non-Investment Grade
(cost $115,878,795)			120,694,314

GOVERNMENT-RELATED—US AGENCIES–4.9%
AGENCY DEBENTURES–4.9%
Federal Home Loan Mortgage Corp.
4.75%, 11/03/09(a)(b)		22,900	22,849,437
5.25%, 7/18/11(a)(b)		3,100	3,148,158
Resolution Funding Corp.
Zero coupon, 10/15/20(a)		150,000	75,698,100

Total Government-Related—US Agencies
(cost $89,156,867)			101,695,695

11 • ALLIANCEBERNSTEIN INCOME FUND

		Principal Amount (000)	U.S.$ Value
BANK LOANS–4.8%
NON-INVESTMENT GRADE–4.8%
Financial Institutions–0.6%
Banking–0.1%
North Las Vegas
8.10%, 4/20/11	U.S.$	79	$79,594
12.35%, 4/20/12		2,100	2,107,875

			2,187,469

Finance–0.3%
Alix Partners, LLP
7.61%-7.86%, 10/12/13		1,496	1,506,544
Blue Pearl USA, Ltd.
10.11%, 9/30/12		1,408	1,419,019
LPL Holdings, Inc.
7.85%, 6/28/13		1,485	1,498,646
NCO Financial Systems, Inc
8.35%-8.36%, 11/13/13		2,494	2,509,336

			6,933,545

Financial-Other–0.1%
Grosvenor Capital Management
7.57%-7.598%, 11/29/13		1,000	1,006,250

Insurance–0.0%
Swett & Crawford
6.75%, 11/10/12		500	510,000

Real Estate Investment Trust–0.1%
Crescent Resources, LLC
8.32%, 11/01/12		1,000	1,002,920

			11,640,184

Industrial–3.9%
Basic Industry–0.3%
Bluegrass Container Co.
5.00%, 12/30/13		1,000	1,015,168
Ferro Corp.
8.07%, 6/06/12		1,017	1,014,766
Flakeboard Co., Ltd.
9.093%, 7/28/12		1,941	1,948,596
NewPage Corp.
7.625%, 5/02/11		697	702,286
Xerium Technology, Inc.
7.864%-8.114%, 5/18/12		690	690,645

			5,371,461

ALLIANCEBERNSTEIN INCOME FUND • 12

		Principal Amount (000)	U.S.$ Value
Capital Goods–0.6%
Baldor Electric Co.
7.125%, 1/31/14	U.S.$	950	$953,686
Builders FirstSource, Inc.
7.85%, 8/11/11		177	176,433
Clarke American Corp.
7.855%, 3/09/14		4,000	3,997,520
Covalence Specialty Materials
8.625%, 2/08/13(a)		750	755,625
DynCorp International, LLC
7.625%, 2/11/11		983	989,869
Kranson Industries, Inc.
8.114%, 7/31/13		1,496	1,499,991
Solo Cup Co.
11.57%, 3/31/12		3,250	3,319,062

			11,692,186

Communications—Media–0.9%
Cebridge Conn
7.355%, 10/01/13		1,000	1,001,000
Cebridge Conn Assets Ale Ln
5.00%, 10/30/07		2,000	2,000,000
Cebridge Conn Lien 2 Tranche A
4.50%, 4/30/14		1,250	1,276,562
Cebridge Conn PIK
6.00%, 5/04/15		2,148	2,226,290
Charter Communications Operations
7.09%-7.59%, 2/14/14		1,000	996,560
HIT Entertainment, Inc
6.11%, 3/20/12(a)		985	986,852
Live Nation Worldwide, Inc.
8.07%, 6/21/13		1,496	1,502,803
Oceania Cruises
8.10%, 12/04/12		1,995	1,995,000
TDS Investor Corp.
8.36%, 8/22/13		995	1,002,964
Venetian Macau
8.10%, 2/01/12–7/15/12		1,000	1,007,360
VTR Globalcom
8.321%, 9/20/13		2,500	2,503,125
Wide Open West Finance, LLC
10.36%, 4/28/14		1,000	1,020,830

			17,519,346

13 • ALLIANCEBERNSTEIN INCOME FUND

		Principal Amount (000)	U.S.$ Value
Communications - Telecommunication–0.1%
Level 3 Financing, Inc.
1.00%, 2/13/14	U.S.$	3,000	$3,009,990

Consumer Cyclical—Automotive–0.2%
Delphi Corp.
8.125%, 12/31/07		2,000	2,010,000
Ford Motor Co.
8.36%, 11/29/13		998	1,001,101
Visteon Corp.
8.38%, 5/31/13		2,000	2,008,760

			5,019,861

Consumer Cyclical—Other–0.3%
O-2 Arena
7.84%, 1/31/12(a)		1,733	1,743,328
Metro Goldwyn Mayer, Inc.
8.60%, 4/08/12		2,475	2,470,743
Prestige Brands, Inc.
7.61%-9.50%, 4/07/11		847	856,852
Universal City Development Partners, Ltd.
7.36%, 6/09/11		925	929,508

			6,000,431

Consumer Cyclical—Restaurants–0.1%
Sbarro, Inc.
7.848%, 1/31/14(a)		1,000	1,008,330
Consumer Cyclical—Retailers–0.2%
Blockbuster, Inc.
8.87%-8.90%, 8/20/11		927	934,500
Mattress Holding Corp.
7.61%-7.64%, 2/21/14		500	501,250
PetCo Animal Supplies, Inc.
8.10%-8.11%, 10/02/08		998	1,004,044
Targus Group International
8.87%-8.11%, 11/22/12		992	997,370

			3,437,164

Consumer Non-Cyclical–0.5%
Amscan Holdings, Inc.
8.36%-10.25%, 12/21/12		496	505,555
Aramark Corp.
7.628%, 1/26/14	GBP	1,000	1,970,309
Beverly Enterprises, Inc.
2.75%, 7/24/11	U.S.$	1,145	1,148,935
Butler Animal Health Supply, LLC
7.891%, 6/01/11		2,270	2,278,513

ALLIANCEBERNSTEIN INCOME FUND • 14

		Principal Amount (000)	U.S.$ Value
FHC Health Systems, Inc.
12.11%, 6/30/08	U.S.$	1,000	$1,010,000
Stiefel Labs, Inc.
7.57%-9.50%, 12/28/13		1,000	1,006,880
Talecris Biotherapeutics Holdings Corp.
8.86%-13.50%, 12/06/13–12/01/14(a)		3,250	3,283,437

			11,203,629

Energy–0.1%
ATP Oil & Gas Corp.
8.82%-8.917%, 4/30/10		498	500,610
Infrastrux Group, Inc.
8.57%, 11/03/12		498	500,147
McMoran Oil & Gas
12.375%, 1/30/12		1,000	1,005,000
Trinidad Drilling
7.82%, 4/13/11		991	993,310

			2,999,067

Services–0.1%
N.E.W. Holdings, LLC
12.34%-12.364%, 2/08/14		500	506,250
Reynolds & Reynolds Co.
1.00%, 10/23/13		500	511,250
Select Personnel Services
4.50%, 6/30/12		975	982,312
Vanguard Car Rental USA Holding, Inc.
8.32%, 5/15/13		705	710,915

			2,710,727

Technology–0.5%
Calgen Ommerc
9.07%, 4/01/09		500	514,165
Dealer Computer Services
7.35%-10.85%, 10/26/12		1,741	1,745,168
Eastman Kodak Co.
2.25%, 10/18/12		541	541,410
Infor Enterprise Solutions Holdings, Inc.
9.10%, 7/28/12		1,992	2,005,733
IPC Acquisition Corp.
11.864%, 8/24/14		2,500	2,512,500
Marvell Technology Group
7.35%, 11/06/09		1,989	1,998,694
Stratus Technologies, Inc.
14.35%, 3/28/12		1,500	1,440,000

15 • ALLIANCEBERNSTEIN INCOME FUND

		Principal Amount (000)	U.S.$ Value
Vertafore, Inc.
7.82%, 1/31/12	U.S.$	287	$288,419

			11,046,089

			81,018,281

Utilities–0.3%
Electric–0.3%
Firstlight Power Resources, Inc.
9.85%, 4/15/13		2,000	2,022,500
Northeast Biofuels, LLC
8.61%-8.614%, 6/20/13–6/30/13		1,000	1,005,000
Riverside Energy Center
9.61%, 6/24/11		1,584	1,608,943
Rocky Mountain Energy Center, LLC
Zero coupon, 6/24/11		127	129,668
4.25%, 6/24/11		1,008	1,024,415

			5,790,526

Natural Gas–0.0%
SemCrude, L.P.
7.57%-9.00%, 3/16/11		795	797,320

Utility-Other–0.0%
GBGH, LLC
10.859%, 8/07/13		650	650,000

			7,237,846

Total Bank Loans
(cost $99,299,158)			99,896,311

CORPORATES—INVESTMENT GRADE–2.8%
CORPORATES–2.8%
Financial Institutions–0.4%
Banking–0.2%
Bank of Scotland Capital Funding
8.117%, 5/31/10(a)(e)	GBP	90	188,076
Barclays Bank
8.55%, 9/29/49(a)(e)	U.S.$	638	714,426
9.875%, 5/29/49(a)	GBP	157	321,496
Citigroup, Inc.
5.50%, 11/18/15(a)		85	164,786
5.875%, 7/01/24(a)		32	64,651
Lloyds TSB Capital
7.834%, 12/31/49(a)		191	413,088
10.625%, 10/21/08(a)		134	282,432

ALLIANCEBERNSTEIN INCOME FUND • 16

		Principal Amount (000)	U.S.$ Value
Mellon Capital III
6.369%, 9/05/66(a)(d)	GBP	500	$983,236
Northern Rock PLC
7.053%, 9/21/49(a)(d)		86	188,122
Resona Bank, Ltd.
4.125%, 9/29/49(a)(e)	EUR	67	86,837
5.986%, 5/10/49(a)	GBP	50	97,664
Royal Bank of Scotland Group PLC
7.387%, 12/29/49(a)		117	239,862
Santander Central Hispano Issue, Ltd.
6.80%, 11/29/10(a)		83	168,003
7.25%, 12/07/49(a)(d)		70	144,241

			4,056,920

Brokerage–0.0%
Goldman Sachs Group, Inc.
5.50%, 10/12/21(a)		50	94,597
6.125%, 2/14/17(a)		45	89,999
Morgan Stanley
5.125%, 11/30/15(a)		100	186,018

			370,614

Finance–0.1%
General Electric Capital Corp.
5.375%, 12/18/40(a)		41	84,064
6.44%, 11/15/22(a)		310	625,532
STB Finance Cayman
5.834%, 9/29/49(a)(d)		100	194,070

			903,666

Insurance–0.1%
Aegon NV
6.125%, 12/15/31(a)		26	56,210
AMP Group Finance Services
7.125%, 8/06/19(a)(d)		50	99,607
AMP UK Finance Services
6.375%, 11/17/10(a)		110	215,704
Aviva PLC
5.902%, 7/27/27(a)(d)		88	165,627
Friends Provident PLC
6.292%, 6/29/49(a)(d)		50	95,775
Generali Finance BV
6.214%, 6/16/49(a)(d)		100	192,656
Legal & General Finance PLC
5.875%, 4/05/33(a)		26	55,112
Prudential PLC
6.125%, 12/19/31(a)		27	55,621

17 • ALLIANCEBERNSTEIN INCOME FUND

		Principal Amount (000)	U.S.$ Value
Resolution PLC
6.586%, 11/29/49(a)(d)	GBP	50	$95,379
Royal & Sun Alliance Insurance
8.50%, 12/08/49(a)(d)		55	120,109
Zurich Finance PLC
6.625%, 10/02/49(a)		82	165,997

			1,317,797

Other Finance–0.0%
Red Arrow Intl Leasing
8.375%, 3/31/12(a)	RUB	14,691	585,747

			7,234,744

Industrial–1.9%
Basic Industry–0.1%
Southern Peru Copper Corp.
7.50%, 7/27/35(a)	U.S.$	370	398,815
Union Carbide Corp.
7.75%, 10/01/96(a)		1,785	1,902,374
Vale Overseas, Ltd.
6.875%, 11/21/36(a)		373	385,192

			2,686,381

Capital Goods–0.3%
Legrand S.A.
8.50%, 2/15/25(a)		10	11,750
Rexam PLC
7.125%, 3/27/09(a)	GBP	58	116,372
Siemens Financieringsmaatschappij N.V.
6.125%, 9/14/66(a)(d)		575	1,111,599
TYCO International Group S.A.
6.00%, 11/15/13(a)	U.S.$	140	147,167
6.50%, 11/21/31(a)	GBP	1,585	3,546,038

			4,932,926

Communications—Media–0.0%
British Sky Broadcasting PLC
7.75%, 7/09/09(a)		94	191,271
BSKYB Finance UK PLC
5.625%, 10/15/15(a)(e)	GBP	350	347,075
5.75%, 10/20/17(a)(e)	U.S.$	50	95,370

			633,716

Communications—Telecommunications–0.5%
AT&T Corp.
8.00%, 11/15/31(a)	U.S.$	1,000	1,235,787

ALLIANCEBERNSTEIN INCOME FUND • 18

		Principal Amount (000)	U.S.$ Value
Embarq Corp.
7.082%, 6/01/16(a)	U.S.$	1,202	$1,225,493
MM02 PLC
7.625%, 1/25/12(a)	GBP	106	222,714
Mobifon Holdings BV
12.50%, 7/31/10(a)	U.S.$	4,905	5,309,662
TCNZ Finance, Ltd.
6.125%, 12/12/08(a)	GBP	60	118,101
Olivetti Finance NV
7.75%, 1/24/33(a)	EUR	20	32,242
Telekom Finanzmanagement
5.00%, 7/22/13(a)		1,112	1,512,204

			9,656,203

Consumer Cyclical—Automotive–0.0%
DaimlerChrysler NA Holding
5.75%, 8/10/11(a)	GBP	110	212,890

Consumer Cyclical—Other–0.1%
Starwood Hotels & Resorts Worldwide, Inc.
7.375%, 11/15/15(a)	U.S.$	1,213	1,264,195

Consumer Cyclical—Retailer–0.0%
Marks & Spencer PLC
5.625%, 3/24/14(a)	GBP	89	169,096

Consumer Non-Cyclical–0.3%
Altria Group, Inc.
7.75%, 1/15/27(a)*	U.S.$	3,500	4,183,232
Cadbury Schweppes Finance
5.125%, 10/01/13(a)(e)		720	696,638

			4,879,870

Energy–0.2%
Gaz Capital
5.03%, 2/25/14(a)(e)	EUR	60	79,470
Gazstream SA (Gazprom)
5.625%, 7/22/13(a)(e)	U.S.$	205	204,003
Petronas Capital, Ltd.
7.00%, 5/22/12(a)(e)		1,247	1,345,602
Tengizchevroil Fin Co.
6.124%, 11/15/14(a)(e)		2,172	2,161,140
TNK-BP Finance
7.50%, 7/18/16(a)(e)		766	808,223
Tyumen Oil Co.
11.00%, 11/06/07(a)(e)		90	92,556

			4,690,994

19 • ALLIANCEBERNSTEIN INCOME FUND

		Principal Amount (000)	U.S.$ Value
Services–0.0%
FirstGroup PLC
6.875%, 4/15/13(a)	GBP	20	$40,780

Technology–0.0%
Electronic Data Systems Corp.
6.50%, 8/01/13(a)	U.S.$	600	612,989

Transportation—Airlines–0.4%
Qantas Airways, Ltd.
6.05%, 4/15/16(a)(e)		10,000	8,715,930

			38,495,970

Non Corporate Sectors–0.5%
Agencies—Not Government Guaranteed–0.5%
Gazprom OAO
9.625%, 3/01/13(a)(e)		8,330	9,851,058
GPB Eurobond Finance
6.50%, 9/23/15(a)		400	400,000

			10,251,058

			10,251,058

Utilities–0.0%
Electric–0.0%
MMG Fiduciary (AES EL Salvador)
6.75%, 2/01/16(a)(e)		350	349,956
South Wales Electricity
9.25%, 11/09/20(a)	GBP	19	48,885
Western Power Distribution LLC
5.875%, 3/25/27(a)		30	61,367
Yorkshire Power Finance
7.25%, 8/04/28(a)		86	201,017

			661,225

Natural Gas–0.0%
Centrica PLC
5.50%, 10/24/16(a)		100	191,595

			852,820

Total Corporates—Investment Grade
(cost $55,529,446)			56,834,592

MORTGAGE CMOS–2.0%
AGENCY FIXED RATE–2.0%
Federal Home Loan Mortgage Corp.
5.00%, 12/01/34–8/01/35(a)(b)	U.S.$	54,612	12,979,020
Federal National Mortgage Association
5.00%, 2/01/18–3/01/35(a)(b)		136,587	27,397,079

ALLIANCEBERNSTEIN INCOME FUND • 20

		Shares or Principal Amount (000)	U.S.$ Value
6.00%, 5/25/36(a)(b)	U.S.$	7,220	$1,369,656

Total Mortgage CMOS
(cost $42,402,009)			41,745,755

GOVERNMENT-RELATED—NON-US ISSUERS–1.6%
SOVEREIGNS–1.6%
Bulgaria–0.0%
Republic of Bulgaria
8.25%, 1/15/15(a)(e)		346	409,145

Malaysia–0.1%
Government of Malaysia
7.50%, 7/15/11(a)		1,784	1,939,526

Mexico–0.7%
United Mexican States
5.625%, 1/15/17(a)		1,400	1,405,600
6.375%, 1/16/13(a)		2,626	2,763,865
6.75%, 9/27/34(a)		460	501,630
7.50%, 1/14/12(a)		775	847,850
8.00%, 9/24/22(a)		2,370	2,921,025
8.125%, 12/30/19(a)		976	1,198,040
9.875%, 2/01/10(a)		2,180	2,447,050
11.375%, 9/15/16(a)		1,201	1,726,437

			13,811,497

Russia–0.8%
Russian Federation
5.00%, 3/31/30(a)(e)		6,172	6,999,048
11.00%, 7/24/18(a)(e)		1,190	1,718,360
Russian Ministry of Finance
3.00%, 5/14/08–5/14/11(a)		7,090	6,841,017

			15,558,425

South Africa–0.0%
Republic of South Africa
7.375%, 4/25/12(a)		304	330,220

Total Government-Related—Non-US Issuers
(cost $31,050,983)			32,048,813

WARRANT(g)–0.1%
SOVEREIGNS–0.1%
Central Bank of Nigeria Warrants, expiring 11/15/20		4,500	1,147,500
Republic of Venezuela Warrants, expiring 4/15/20		1,785	0

21 • ALLIANCEBERNSTEIN INCOME FUND

		Principal Amount (000)	U.S.$ Value
Total WARRANT
(cost $0)			1,147,500

ASSET-BACKED SECURITIES–0.0%
OTHER—FIXED RATE–0.0%
Government National Mortgage Association 0.47%, 11/16/45(a)
(cost $927,776)	U.S.$	16,408	$876,861

COMMERCIAL MORTGAGE BACKED SECURITIES–0.0%
NON-AGENCY ADJUSTABLE RATE CMBS–0.0%
Opera Financial
Series CSC3 Class B
5.883%, 4/25/17(a)(d)
(cost $196,496)	GBP	100	196,151

SHORT-TERM INVESTMENTS–11.2%
Investment Companies–1.8%
AllianceBernstein Fixed Income Shares, Inc. - Government STIF Portfolio (h)	U.S.$	37,006,276	37,006,276

Repurchase Agreement–4.1%
Deutsche Bank Repo 4.90%, dated 3/29/07, due 4/03/07 in the amount of $83,991,122 (collateralized by $69,230,000 U.S. Treasury Bond, 6.25%, due 5/15/30, value $83,934,000) 4.90%		83,934	83,934,000

U.S. TREASURIES–5.3%
United States Treasury Bills
Zero coupon, 4/12/07–5/10/07(i)(j)		111,000	110,561,588

Total Short-Term Investments
(cost $231,501,864)			231,501,864

Total Investments Before Security Lending Collateral – 157.7%
(cost $3,214,144,207)			3,244,690,263

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED–1.7%
Short-Term Investment–1.7%
UBS Private Money Market Fund, LLC
(cost $34,390,632)		34,390,632	34,390,632

ALLIANCEBERNSTEIN INCOME FUND • 22

Total Investments – 159.4%
(cost $3,248,534,839)	3,279,080,895
Other assets less liabilities – (59.4)%	(1,222,060,827)

Net Assets – 100%	$2,057,020,068

FINANCIAL FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at March 31, 2007	Unrealized Appreciation/ (Depreciation)
Sold
U.S. T-Bond
10 Yr Futures	164	June 2007	$18,502,755	$18,245,000	$257,755

U.S. T-Note
10 Yr Futures	2,576	June 2007	278,277,190	278,530,000	(252,810)

					$4,945

FORWARD CURRENCY EXCHANGE CONTRACTS

		Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Buy Contracts:

Australian Dollar,
settling	4/24/07	725	564,180	586,188	22,008
settling	4/24/07	51	40,000	41,241	1,241

Brazilian Real,
settling	4/24/07	130	61,292	62,889	1,597

British Pound,
settling	4/24/07	251	490,000	493,368	3,368
settling	4/24/07	518	1,000,000	1,019,973	19,973
settling	4/24/07	477	920,000	938,375	18,375
settling	4/24/07	518	1,000,000	1,019,973	19,973
settling	4/24/07	114	220,000	224,394	4,394
settling	4/24/07	285	550,000	560,985	10,985
settling	4/24/07	52	100,000	101,749	1,749
settling	4/24/07	392	760,000	772,333	12,333
settling	4/24/07	87	170,000	171,967	1,967

Euro,
settling	4/24/07	440	581,425	588,345	6,920

Japanese Yen,
settling	4/24/07	13,464	115,000	114,660	(340)

Mexican Peso,
settling	4/24/07	1,346	120,000	121,762	1,762
settling	4/24/07	1,770	160,000	160,197	197

New Zealand Dollar,
settling	4/24/07	760	522,986	542,023	19,037

Peruvian Nouveau Sol,
settling	4/24/07	239	75000	75019	19

Polish Zloty,
settling	4/13/07	475	158,905	164,307	5,402
settling	4/13/07	3,041	1,045,819	1,051,193	5,374
settling	4/24/07	2,403	830,000	830,767	767

Swedish Krona,
settling	4/24/07	680	96,823	97,513	690

South African Rand,
settling	4/16/07	3,261	438,929	448,768	9,839

Sale Contracts:

Australian Dollar,
settling	4/24/07	965	760,000	779,845	(19,845)
settling	5/22/07	1,428	1,124,478	1,153,469	(28,991)

British Pound,
settling	4/24/07	20	40,000	40,275	(275)
settling	4/24/07	52	100,000	101,997	(1,997)
settling	4/24/07	306	590,000	601,784	(11,784)
settling	4/24/07	275	530,000	540,586	(10,586)
settling	4/24/07	59	115,000	116,866	(1,866)
settling	4/24/07	39	75,000	76,217	(1,217)
settling	4/24/07	483	950,000	951,181	(1,181)
settling	5/17/07	21,869	42,277,942	43,028,396	(750,454)

Canadian Dollar,
settling	4/13/07	4,231	3,570,633	3,666,626	(95,993)
settling	4/24/07	118	100,000	101,872	(1,872)

Euro,
settling	4/30/07	665	876,703	888,811	(12,108)
settling	5/29/07	13,848	18,527,908	18,544,027	(16,120)

Japanese Yen,
settling	4/24/07	64,900	560,885	552,700	8,185
settling	5/15/07	13,315	113,626	113,693	(68)

Mexican Peso,
settling	4/24/07	3,766	340,000	340,809	(809)
settling	4/24/07	5,389	490,000	487,602	2,398
settling	4/24/07	2,539	230,000	229,790	210
settling	4/24/07	63	5,735	5,717	18
settling	4/24/07	33,023	2,975,477	2,988,105	(12,629)
settling	5/31/07	233,131	20,970,632	21,050,396	(79,764)

New Zealand Dollar,
settling	4/19/07	2,390	1,657,741	1,705,310	(47,568)

Norwegian Krone,
settling	4/24/07	6,220	1,013,549	1,024,033	(10,483)

Polish Zloty,
settling	4/13/07	1,055	352,643	364,631	(11,988)
settling	4/24/07	2,710	917,416	937,042	(19,627)

Swedish Krona,
settling	5/23/07	1,116	160,347	160,343	4

Swiss Franc,
settling	4/24/07	270	222,449	222,657	(208)

CREDIT DEFAULT SWAP CONTRACTS

Swap Counterparty & Referenced Obligation	Notional Amount (000)	Interest Rate	Termination Date	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Citigroup Global Markets, Inc.
Republic of Hungary
4.50%, 2/06/13	10,250	0.50%	11/26/13	(146,442)
Citigroup Global Markets, Inc.
Republic of Hungary
4.50%, 1/29/14	10,000	0.30	10/20/15	8,757
J P Morgan Chase
Republic of Hungary
4.75%, 2/03/15	1,280	0.30	10/20/15	2,102
Lehman Brothers
Qantas Airways Ltd.
5.125%,6/20/13	10,000	2.75	3/20/16	170,924
Lehman Brothers
Repubic of Venezuela
9.25%, 9/15/27	11,550	1.26	3/21/10	(45,610)
Sale Contracts:
Citibank N.A.
Republic of Brazil
12.25%, 3/06/30	1,910	3.09	8/20/10	158,616
Citigroup Global Markets, Inc.
Gazprom OAO
5.875-10.50%, 4/25/07-4/28/34	10,000	1.04	10/20/10	183,250
Citigroup Global Markets, Inc.
Republic of Brazil
12.25%, 3/06/30	1,932	1.98	4/20/07	19,458
Citigroup Global Markets, Inc.
Republic of Philippines
10.625%, 3/16/25	3,360	4.95	3/20/09	287,552
Credit Suisse First Boston
Republic of Brazil
12.25%, 3/06/30	600	6.90	6/20/07	20,939
Deutsche Bank AG
Republic of Brazil
12.25%, 3/06/30	1,932	1.90	4/20/07	18,664
J P Morgan Chase
Gazprom OAO
5.875-10.50%, 4/25/07-4/28/34	1,380	1.04	10/20/10	25,289
Lehman Brothers
Repubic of Venezuela
9.25%, 9/15/27	21,090	0.69	3/21/08	19,930

REVERSE REPURCHASE AGREEMENTS

Broker	Interest Rate	Maturity	Amount
Barclays Capital Inc.	0.35%	12/31/07	$2,742,977
Barclays Capital Inc.	1.25	12/31/07	3,746,184
Deutsche Bank	5.02	4/3/07	83,651,868
Deutsche Bank	5.10	4/3/07	75,819,478
J.P Morgan Securities	5.16	4/3/07	239,425,299
J.P Morgan Securities	5.18	4/3/07	59,717,747
J.P Morgan Securities	5.18	4/3/07	82,228,776
Merrill Lynch Inc	4.90	4/3/07	16,314,136
Merrill Lynch Inc	4.97	4/3/07	62,199,831
Merrill Lynch Inc	5.05	4/3/07	6,101,106
Merrill Lynch Inc	5.15	4/3/07	15,789,309
Merrill Lynch Inc	5.15	4/3/07	12,743,656
Merrill Lynch Inc	5.15	4/3/07	10,164,368
Merrill Lynch Inc	5.21	4/3/07	102,275,057

			$772,919,792

*	Represents entire or partial securities out on loan.
(a)	Positions, or portion thereof, with an aggregate market value of $2,862,608,909 have been segregated to collateralize open forward exchange currency contracts.
(b)	Positions, or portion thereof, with an aggregate market value of $1,304,661,018 have been pledged to collateralize the loan payable outstanding.
(c)	Positions, or portions thereof, with a market value of $680,886,373 have been segregated to collateralize reverse repurchase agreements.
(d)	Variable rate coupon, rate shown as of March 31, 2007.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, the aggregate market value of these securities amounted to $174,848,402 or 8.5% of net assets.
(f)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(g)	Non-income producing security.
(h)	Investment in affiliated money market mutual fund.
(i)	Positions, or portions thereof, with a market value of $3,991,750 have been segregated to collateralize margin requirements for open futures contracts.
(j)	Represents entire or partial position segregated as collateral for swaps.

23 • ALLIANCEBERNSTEIN INCOME FUND

Currency Abbreviations:

ARS - Argentine Peso	JPY - Japanese Yen

AUD - Australian Dollar	MXN - Mexican Peso

BRL - Brazilian Real	PEN - Peruvian Nuevo Sol

COP - Colombian Peso	PLN - Polish Zloty

CRC - Costa Rican Colon	RUB - Russian Ruble

DOP - Dominican Peso	TRY - New Turkish Lira

EUR - Euro	U.S.$ - United States Dollar

GBP - British Pound	UYU - Uruguayan Peso

IDR - Indonesian Rupiah	ZAR - South African Rand

Glossary of Terms:

FRN – Floating Rate Note

PIK – Pay-In-Kind payments

TBA – To Be Announced

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Income Fund, Inc.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President
Date:	March 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President
Date:	March 23, 2007

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer
Date:	March 23, 2007

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